NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenues	$ 21,039	$ 17,931	$ 14,427
Net income (loss) attributable to partnership	391	432	407
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	741	635	572
Attributable to non-controlling interest, net income (loss)	20	19	19
Attributable to non-controlling interest, other comprehensive income (loss)	11	38	(20)
Net income (loss) attributable to partnership	78	78	75
Attributable to unitholders, other comprehensive income (loss)	45	154	(78)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	1,357	1,483	1,314
Attributable to non-controlling interest, net income (loss)	318	455	506
Attributable to non-controlling interest, other comprehensive income (loss)	102	44	(2)
Net income (loss) attributable to partnership	135	202	225
Attributable to unitholders, other comprehensive income (loss)	59	19	(1)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues	1,153	997
Attributable to non-controlling interest, net income (loss)	63	53
Attributable to non-controlling interest, other comprehensive income (loss)	(64)	104
Net income (loss) attributable to partnership	13	10
Attributable to unitholders, other comprehensive income (loss)	(14)	24
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Revenues	57	38
Attributable to non-controlling interest, net income (loss)	17	16
Attributable to non-controlling interest, other comprehensive income (loss)	(34)	7
Net income (loss) attributable to partnership	8	7
Attributable to unitholders, other comprehensive income (loss)	(15)	3
North American residential decarbonization infrastructure operation
Disclosure of subsidiaries [line items]
Revenues		2,759
Attributable to non-controlling interest, net income (loss)		57
Attributable to non-controlling interest, other comprehensive income (loss)		(31)
Net income (loss) attributable to partnership		20
Attributable to unitholders, other comprehensive income (loss)		(11)
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	488	407	337
Attributable to non-controlling interest, net income (loss)	(35)	83	51
Attributable to non-controlling interest, other comprehensive income (loss)	(18)	(4)	(56)
Net income (loss) attributable to partnership	(9)	22	14
Attributable to unitholders, other comprehensive income (loss)	(5)	(1)	(15)
European residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Revenues	1,663	1,539	190
Attributable to non-controlling interest, net income (loss)	(64)	(2)	(19)
Attributable to non-controlling interest, other comprehensive income (loss)	(37)	69	(18)
Net income (loss) attributable to partnership	(18)	0	(3)
Attributable to unitholders, other comprehensive income (loss)	(10)	22	(3)
North American rail operation
Disclosure of subsidiaries [line items]
Revenues	2,360	2,257	2,253
Attributable to non-controlling interest, net income (loss)	161	166	196
Attributable to non-controlling interest, other comprehensive income (loss)	(30)	190	202
Net income (loss) attributable to partnership	19	20	23
Attributable to unitholders, other comprehensive income (loss)	(10)	14	21
U.K. ports operation
Disclosure of subsidiaries [line items]
Revenues	307	272
Attributable to non-controlling interest, net income (loss)	5	9
Attributable to non-controlling interest, other comprehensive income (loss)	12	12
Net income (loss) attributable to partnership	7	14
Attributable to unitholders, other comprehensive income (loss)	18	12
Australian port operation
Disclosure of subsidiaries [line items]
Revenues	335
Attributable to non-controlling interest, net income (loss)	(19)
Attributable to non-controlling interest, other comprehensive income (loss)	(19)
Net income (loss) attributable to partnership	(7)
Attributable to unitholders, other comprehensive income (loss)	(7)
Indian toll roads
Disclosure of subsidiaries [line items]
Revenues			143
Attributable to non-controlling interest, net income (loss)			1
Attributable to non-controlling interest, other comprehensive income (loss)			(22)
Net income (loss) attributable to partnership			4
Attributable to unitholders, other comprehensive income (loss)			(11)
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Revenues	3,360	3,338	3,150
Attributable to non-controlling interest, net income (loss)	(9)	15	115
Attributable to non-controlling interest, other comprehensive income (loss)	(171)	56	(163)
Net income (loss) attributable to partnership	(12)	19	160
Attributable to unitholders, other comprehensive income (loss)	(214)	72	(239)
North American gas storage operation
Disclosure of subsidiaries [line items]
Revenues	427	321	246
Attributable to non-controlling interest, net income (loss)	110	5	64
Attributable to non-controlling interest, other comprehensive income (loss)	704	160	43
Net income (loss) attributable to partnership	69	2	45
Attributable to unitholders, other comprehensive income (loss)	445	103	38
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Revenues	938	207	221
Attributable to non-controlling interest, net income (loss)	357	(87)	(75)
Attributable to non-controlling interest, other comprehensive income (loss)	(5)	(6)	28
Net income (loss) attributable to partnership	142	(35)	(30)
Attributable to unitholders, other comprehensive income (loss)	(2)	(2)	11
Australian data center operation
Disclosure of subsidiaries [line items]
Revenues	30	31	22
Attributable to non-controlling interest, net income (loss)	(4)	(3)	3
Attributable to non-controlling interest, other comprehensive income (loss)	(33)	1	(9)
Net income (loss) attributable to partnership	(2)	(1)	2
Attributable to unitholders, other comprehensive income (loss)	(13)	0	(4)
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Revenues	2,020
Attributable to non-controlling interest, net income (loss)	(73)
Attributable to non-controlling interest, other comprehensive income (loss)	8
Net income (loss) attributable to partnership	(13)
Attributable to unitholders, other comprehensive income (loss)	1
Holding LP and other
Disclosure of subsidiaries [line items]
Revenues	0	4
Attributable to non-controlling interest, net income (loss)	(68)	(171)
Attributable to non-controlling interest, other comprehensive income (loss)	0	0
Net income (loss) attributable to partnership	(636)	(583)
Attributable to unitholders, other comprehensive income (loss)	170	(85)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues			901
Attributable to non-controlling interest, net income (loss)			47
Attributable to non-controlling interest, other comprehensive income (loss)			(23)
Net income (loss) attributable to partnership			10
Attributable to unitholders, other comprehensive income (loss)			(4)
Brazilian transmission operation
Disclosure of subsidiaries [line items]
Revenues			224
Attributable to non-controlling interest, net income (loss)			67
Attributable to non-controlling interest, other comprehensive income (loss)			29
Net income (loss) attributable to partnership			21
Attributable to unitholders, other comprehensive income (loss)			22
U.K. port operation
Disclosure of subsidiaries [line items]
Revenues			272
Attributable to non-controlling interest, net income (loss)			6
Attributable to non-controlling interest, other comprehensive income (loss)			(15)
Net income (loss) attributable to partnership			8
Attributable to unitholders, other comprehensive income (loss)			(21)
Australian port operation
Disclosure of subsidiaries [line items]
Revenues		460	458
Attributable to non-controlling interest, net income (loss)		20	(27)
Attributable to non-controlling interest, other comprehensive income (loss)		(2)	(21)
Net income (loss) attributable to partnership		7	(10)
Attributable to unitholders, other comprehensive income (loss)		(1)	(8)
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Revenues		1,471	1,398
Attributable to non-controlling interest, net income (loss)		19	(7)
Attributable to non-controlling interest, other comprehensive income (loss)		(16)	(201)
Net income (loss) attributable to partnership		6	2
Attributable to unitholders, other comprehensive income (loss)		(3)	(41)
Holding LP
Disclosure of subsidiaries [line items]
Revenues			6
Attributable to non-controlling interest, net income (loss)			(106)
Attributable to non-controlling interest, other comprehensive income (loss)			0
Net income (loss) attributable to partnership			(244)
Attributable to unitholders, other comprehensive income (loss)			300
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Revenues	1,568	385
Attributable to non-controlling interest, net income (loss)	342	56
Attributable to non-controlling interest, other comprehensive income (loss)	9	(33)
Net income (loss) attributable to partnership	108	22
Attributable to unitholders, other comprehensive income (loss)	4	(13)
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Revenues	332	170
Attributable to non-controlling interest, net income (loss)	84	56
Attributable to non-controlling interest, other comprehensive income (loss)	(144)	(106)
Net income (loss) attributable to partnership	18	13
Attributable to unitholders, other comprehensive income (loss)	(32)	(24)
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Revenues	2,834		1,695
Attributable to non-controlling interest, net income (loss)	74		89
Attributable to non-controlling interest, other comprehensive income (loss)	(83)		23
Net income (loss) attributable to partnership	27		36
Attributable to unitholders, other comprehensive income (loss)	(29)		9
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Revenues	565	547	561
Attributable to non-controlling interest, net income (loss)	6	14	32
Attributable to non-controlling interest, other comprehensive income (loss)	(109)	(27)	(37)
Net income (loss) attributable to partnership	2	5	13
Attributable to unitholders, other comprehensive income (loss)	$ (50)	$ (11)	$ (15)